Guarantees and commitments (Details 2) (CHF) In Billions, unless otherwise specified	12 Months Ended
Jun. 30, 2015
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	6
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	0.6
Bank
Guarantees
Amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	6
Group's share in amount jointly guaranteed by deposit-taking banks and securities dealers in Switzerland	0.5